Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net loss	$ (7,979,559)	$ (8,148,340)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	1,042,698	716,481
Stock-based compensation	2,342,802	1,422,961
R&D expenses transferred from construction in progress	416,231	732,828
Reversal of consulting expense and interest expense on warrants	(121,733)
Changes in operating assets and liabilities:
Accounts receivable	1,293,870	(1,745,000)
Inventories	(2,143,550)
Prepaid expenses	(1,435,164)	(1,171,356)
Other receivable - related party	(920)	46,743
Other receivable - others	1,170	409,774
Temporary deposit - related party	100,067	(100,067)
Other current assets	5,628	(4,745)
Deposits	(5,751)	35,760
Accounts payable	(1,120,245)	2,032,974
Accrued expenses	(167,025)	(225,510)
Other payable - related parties	(142,883)	(146,541)
Other payable - others	(834,783)	(887,956)
Operating lease liability	19,828
Net Cash Used for Operating Activities	(8,729,319)	(7,031,994)
Cash Flows from Investing Activities
Prepayment on land and satellite equipment	(624,462)	(33,850,000)
Purchase of property and equipment	(10,831)	(708,397)
Acquisitions of goodwill		(24,798)
Net Cash Used for Investing Activities	(635,293)	(34,583,195)
Cash Flows from Financing Activities
Proceeds from issuance of common stock	10,810,688	41,318,899
Proceeds from long-term loan	45,469
Payment on finance lease liability	(1,622)
Issuance of stock warrant	1,200	250,367
Repayment of short-term bank loan		(10,000)
Payment on repurchase of restricted stock		(700)
Net Cash Provided by Financing Activities	10,855,735	41,558,566
Net Increase (Decrease) in Cash	1,491,123	(56,623)
Cash and Restricted Cash, Beginning of Year	88,309	21,504
Foreign Currency Translation Effect on Cash	(602,603)	123,428
Cash and Restricted Cash, End of Year	976,829	88,309
Supplemental disclosures of cash flow information:
Cash paid during the year for income taxes		4,061
Cash paid during the year for interest	5,791	2,121
Non-cash Operating and Financing Activities:
Restricted stock deposit liability transferred back from common stock		(1,644)
Net payment for acquisition of subsidiary during the year ended
Cash		14,527
Prepaid expenses		4,317
Other receivable - related party		43,448
Goodwill		24,798
Total payment for acquisition of subsidiary		$ 87,090